May 18, 2020
ISI Prospectus | Royce Total Return Fund
Royce Total Return Fund
The Royce Fund Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2020 Royce Total Return Fund

II. Effective as of May 18, 2020, the first paragraph appearing under the heading “Principal Investment Strategy” for Royce Total Return Fund is deleted in its entirety and replaced with the information below.

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability.

May 18, 2020